Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information:
Entity Registrant Name	Pernix Group, Inc.
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001082198
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	9,403,697
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY